UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Municipal Bond

Objective

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc., informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	One Year	Five Years	Ten Years
Class A	6.70%	–1.90%	30.91%	44.67%
Class B	6.55	–2.06	29.37	41.23
Class C	6.29	–2.62	26.68	36.65
Class Z	6.83	–1.60	32.56	48.34
Barclays Municipal Bond Index	5.71	–0.21	31.80	53.77
Lipper General & Insured Municipal Debt Funds Average	6.09	–1.62	35.84	42.77

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years
Class A		–4.89%	4.83%	3.43%
Class B		–5.93	5.28	3.60
Class C		–2.61	4.99	3.26
Class Z		–0.69	5.95	4.11
Barclays Municipal Bond Index		0.39	5.71	4.45
Lipper General & Insured Municipal Debt Funds Average		–0.73	6.36	3.70

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.50%	1%	None

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General & Insured Municipal Debt Funds Average

The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) are Funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/14
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL, 5.000%, 11/15/25	1.5%
California St., Var. Purp., GO, 5.000%, 04/01/42	1.0
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sub. Pub. Impvts. Proj., Ser. C, 6.000%, 09/01/16	1.0
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, AMT., Rfdg., 5.000%, 11/01/35	1.0
New York City, Ser. E, GO, 5.000%, 08/01/17	1.0

Holdings reflect only long-term investments and are subject to change.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 2/28/14
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of		30-Day Unsubsidized SEC Yield	Taxable Equivalent 30-Day Unsubsidized Yield* at Federal Tax Rates of
			38.8%	43.4%		38.8%	43.4%
Class A	$0.29	2.63%	4.30%	4.65%	2.58%	4.22%	4.56%
Class B	0.27	2.48	4.05	4.38	2.48	4.05	4.38
Class C	0.24	1.99	3.25	3.52	1.99	3.25	3.52
Class Z	0.31	2.99	4.89	5.28	2.99	4.89	5.28

*Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Credit Quality* expressed as a percentage of net assets as of 2/28/14
Aaa	4.0%
Aa	30.8
A	42.5
Baa	12.9
Ba	3.1
B	2.9
Less than Caa**	0.0
Not Rated	1.7
Total Investments	97.9
Other assets in excess of liabilities	2.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Less than 0.0%

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.00	0.85%	$4.36
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class B	Actual	$1,000.00	$1,065.50	1.10%	$5.63
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class C	Actual	$1,000.00	$1,062.90	1.60%	$8.18
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Z	Actual	$1,000.00	$1,068.30	0.60%	$3.08
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund's fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.90%	0.85%
B	1.10	1.10
C	1.60	1.60
Z	0.60	0.60

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

Alabama 0.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGC	5.000%	10/01/44	500	$492,275
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGC	5.250	10/01/48	500	500,835

				993,110

Arizona 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500	01/01/38	2,500	2,645,875
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGC	5.250	10/01/28	2,000	2,198,660
Phoenix Civic Impt. Corp., Arpt. Rev. Rfdg., Sr. Lien, AMT	5.000	07/01/32	1,500	1,594,245
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000	07/01/39	5,000	5,439,150
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000	09/01/29	2,000	1,872,200
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000	01/01/39	5,000	5,387,000
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	1,910	2,020,016
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,070	3,218,803

				24,375,949

California 13.8%
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sr. Pub. Impvts. Proj., Ser. A	6.000	09/01/24	5,500	6,464,700
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sub. Pub. Impvts. Proj., Ser. C	6.000	09/01/16	6,690	7,354,384
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100	06/01/28	1,250	1,101,513
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000	11/15/36	1,000	1,053,030
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B	5.000	11/15/36	2,000	2,074,860
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250	08/15/31	1,000	1,090,060
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250	1,276,063
California St., FGIC, TCRS, GO	4.750	09/01/23	155	158,283
California St., GO	5.250	11/01/40	1,250	1,355,137

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California St., Infra & Econ. Dev. Bank Walt Dis. Fam. Musm.	5.250%	02/01/38	3,000	$3,159,930
California St., Var. Purp., GO	5.000	10/01/29	2,000	2,217,480
California St., Var. Purp., GO	5.000	09/01/41	4,250	4,475,377
California St., Var. Purp., GO	5.000	10/01/41	1,250	1,316,875
California St., Var. Purp., GO	5.000	04/01/42	7,000	7,380,520
California St., Var. Purp., GO	5.000	11/01/43	875	928,708
California St., Var. Purp., GO	5.250	04/01/35	1,250	1,393,625
California St., Var. Purp., GO	5.500	11/01/39	1,000	1,120,100
California St., Var. Purp., GO	6.000	03/01/33	1,500	1,788,435
California St., Var. Purp., GO	6.000	04/01/38	3,500	4,071,235
California St., Var. Purp., GO	6.000	11/01/39	2,000	2,361,180
California St. Univ. Rev., Ser. A	5.000	11/01/37	1,250	1,334,400
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000	11/01/40	2,100	2,144,037
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000	08/15/42	3,000	3,498,480
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist., No. 2, Ser. A, CABS, GO, NATL	2.730(a)	10/01/21	60	48,837
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	5.000	08/01/40	1,250	1,337,037
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., CABS Asset Bkd., Ser. A-2	5.300	06/01/37	5,000	3,897,300
Golden St. Tob. Secur. Rev., Asset Bkd., Ser. A-1	4.500	06/01/27	2,240	1,946,694
Golden St. Tob. Secur. Rev., CABS Asset Bkd., Ser. A, AMBAC (Converted to 4.6% on 6/1/10)	4.600	06/01/23	2,000	2,071,020
Golden St. Tob. Secur. Rev., Enhanced Asset Bkd., Ser. A	5.000	06/01/45	1,000	987,460
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000	11/15/35	1,000	1,034,950
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250	11/15/19	1,000	1,149,730
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500	11/15/37	1,000	1,099,900
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000	05/15/38	2,500	2,620,175
Los Angeles Dept. of Wtr. & Pwr., Sys., Ser. B	5.000	07/01/34	2,500	2,767,100
M-S-R Energy Auth., Calif., Ser. A	6.500	11/01/39	2,000	2,522,880
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., CABS, AMBAC	5.040(a)	08/01/25	2,000	1,131,920
Port of Oakland, Rfdg., Sr. Lien Ser. P, AMT	5.000	05/01/33	1,750	1,832,355

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
San Diego Cmnty. College Dist., GO, Election 2006	5.000%	08/01/41	1,500	$1,606,440
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000	07/01/43	2,000	2,038,760
San Francisco City & Cnty. Airports Commission, Rfdg., Second Ser., Ser. F, AMT	5.000	05/01/28	1,635	1,757,118
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, AMT	5.250	05/01/33	1,000	1,073,690
Santa Margarita Dana Point Auth. Impt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	7.250	08/01/14	2,000	2,053,340
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625	01/01/29	1,000	1,144,090
University Calif. Rev. Gen., Ser. O	5.750	05/15/34	750	859,328
University Calif. Rev. Gen., Ser. Q	5.000	05/15/34	1,000	1,099,960
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO	5.500	08/01/33	2,000	2,258,940

				97,457,436

Colorado 2.5%
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, AMT, Rfdg.	5.250	11/15/22	1,000	1,158,550
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL	5.000	11/15/25	10,000	10,914,200
Denver City & Cnty. Arpt. Rev. Sys., Ser. B, NATL, AMT	5.000	11/15/15	2,500	2,702,500
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000	06/01/27	1,500	1,716,135
University Colo. Enterprise Sys. Rev., Ser. A	5.375	06/01/32	1,000	1,122,160

				17,613,545

Connecticut 0.3%
Connecticut St. Dev. Auth. Rev., Ser. A, Light & Pwr. Co. Proj., Rfdg.	4.375	09/01/28	1,000	1,040,900
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,313,675

				2,354,575

District of Columbia 3.4%
Dist. of Columbia, Rev., Assoc. Amer. Med. College, Ser. A, Rmkt.	4.000	10/01/41	750	674,198
Dist. of Columbia, Rev., Brookings Inst.	5.750	10/01/39	5,000	5,382,600

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia (cont’d.)
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	600	$647,862
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/43	850	904,272
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000	07/01/48	725	765,781
Dist. of Columbia, Ser. E, BHAC, GO	5.000	06/01/28	5,000	5,550,400
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500	10/01/39	2,000	2,214,380
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000	10/01/31	2,500	2,668,925
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250	10/01/27	1,000	1,073,160
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000	10/01/25	3,000	3,272,910
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000	10/01/27	1,000	1,088,090

				24,242,578

Florida 9.2%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300	05/01/18	255	253,039
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,552,500
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000	06/01/16	1,500	1,681,110
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250	06/01/17	1,000	1,136,760
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,444,575
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,150,370
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000	05/01/26	1,000	1,081,230
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	518,880
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,066,270
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000	07/01/23	5,185	5,915,670
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AGC, AMT	5.000	10/01/23	2,240	2,479,053
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(b)	5.550	05/01/36	205	145,452
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000	11/15/37	2,440	2,784,992

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(c)	5.000%	11/15/25	205	$221,439
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B	5.000	11/15/25	1,410	1,500,437
Jacksonville FL. Trans. Rev. Port Auth. Rdfg., AMT	5.000	11/01/38	500	508,770
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AMT, AGC	5.500	10/01/24	2,665	3,041,245
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000	10/01/41	2,500	2,560,475
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AMT, AGC	5.250	10/01/26	5,000	5,550,550
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, AGC	5.250	10/01/22	5,000	6,017,400
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,559,880
Orlando Util. Commn. Sys. Rev., Ser. A	5.250	10/01/39	5,000	5,485,650
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000	10/01/22	3,065	3,327,211
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000	10/01/23	2,350	2,545,026
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250	10/01/34	750	780,862
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250	04/01/39	2,500	2,696,975
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	5.000	08/15/27	3,750	4,098,600
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000	11/15/33	3,000	3,167,220
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	5.000	03/01/35	1,000	1,006,630

				65,278,271

Georgia 2.2%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	5.625	01/01/33	2,000	2,254,080
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	6.000	01/01/30	3,250	3,770,390
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000	01/01/30	500	526,585

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Georgia (cont’d.)
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	$794,588
Forsyth Cnty. Sch. Dist., Dev., GO	6.750	07/01/16	385	415,350
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375	05/01/17	750	884,887
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGC	5.500	07/01/41	1,500	1,569,705
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250	09/01/39	5,000	5,383,000

				15,598,585

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	6.000	07/01/25	500	509,625

Hawaii 0.6%
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750	07/01/40	500	533,265
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,653,525
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Rev., Ser. A	5.500	07/01/40	1,000	1,047,270

				4,234,060

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	6.250	12/01/33	1,000	1,147,280

Illinois 10.1%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	5.000	12/01/31	2,500	2,532,700
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250	01/01/26	6,000	6,354,060
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B, Rfdg., NATL	5.250	01/01/15	1,000	1,041,750
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	5.250	01/01/34	1,975	1,976,086
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500	01/01/41	1,000	1,148,280
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000	01/01/32	2,000	2,056,020

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago Rfdg. Proj., Ser. A, AGC, GO	5.000%	01/01/29	5,000	$5,157,950
Chicago Rfdg. Proj., Ser. A, GO	5.000	01/01/40	2,000	1,988,380
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250	12/01/40	1,000	1,047,920
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	5.375	04/01/44	2,000	2,084,300
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250	11/01/39	2,000	2,076,280
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500	11/01/39	1,500	1,630,560
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(c)	5.250	08/15/34	5,000	5,118,100
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000	08/15/39	1,000	1,133,520
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	4.000	02/01/33	500	472,020
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000	05/01/28	1,500	1,609,155
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B	6.250	07/01/38	5,000	5,687,250
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B	5.000	05/01/30	4,000	3,870,440
Illinois St., GO	5.250	02/01/29	2,000	2,152,120
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	5.000	06/15/20	2,000	2,364,380
Illinois St. Sales Tax Rev., Rfdg., GO, AGC	5.000	01/01/23	3,000	3,260,520
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000	01/01/38	1,000	1,039,780
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500	01/01/33	2,000	2,187,680
Illinois St. Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGC	5.000	01/01/24	5,000	5,418,350
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	5.280(a)	12/15/34	10,000	3,382,900
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	5.400(a)	06/15/37	7,500	2,167,425
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000	06/01/28	2,250	2,572,020

				71,529,946

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Indiana 0.3%
Indiana St. Fin. Auth., Var. Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	$1,106,900
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750	01/01/38	1,000	1,082,220

				2,189,120

Kansas 1.0%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750	11/15/38	1,000	1,102,480
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Proj., Ser. A-4, AMT, GNMA, FNMA	5.700	12/01/27	205	216,443
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, AMT, GNMA, FNMA	5.850	12/01/27	175	184,581
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, AMBAC	5.650	09/01/19	5,000	5,374,300

				6,877,804

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375	06/01/40	3,500	3,676,155
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	538,345
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625	09/01/39	500	519,265

				4,733,765

Louisiana 1.1%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375	04/01/31	1,000	1,085,020
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	6.750	07/01/39	1,000	1,112,720
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750	06/01/26	2,000	2,327,280
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000	06/15/34	1,250	1,381,263
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	4.000	12/01/40	1,500	1,524,225

				7,430,508

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland 0.6%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	3,000	$3,091,800
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000	07/01/41	400	441,336
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Ser. A	4.000	07/01/43	1,000	855,120

				4,388,256

Massachusetts 3.7%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	7.375	05/15/15	390	392,079
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	5.250	07/01/34	2,000	2,215,360
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500	07/01/27	1,325	1,647,240
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500	01/01/23	670	701,878
Massachusetts St. Cons. Ln., Ser. C, AGC, GO	5.000	08/01/19	2,000	2,283,900
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375	07/01/41	5,000	5,372,750
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500	11/15/36	3,500	3,957,800
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500	02/15/28	3,000	3,676,440
Massachusetts St. Port Auth., Ser. A, AMT	5.000	07/01/42	1,000	1,038,630
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	5,000	5,087,350

				26,373,427

Michigan 1.3%
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2009B, AGC	7.500	07/01/33	1,000	1,068,750
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	5.375	10/15/41	750	806,483
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	5.750	05/15/38	1,000	1,106,930
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow Chemical Rmkt., Ser. B-1	6.250	06/01/14	1,000	1,012,650
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	6.000	08/01/39	2,000	2,135,960

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	$1,692,540
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000	12/01/28	1,500	1,549,305

				9,372,618

Nevada 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125	07/01/34	3,000	3,169,320

New Jersey 4.5%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750	02/15/42	1,500	1,555,215
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	6.800	03/01/21	2,615	3,228,374
Clearview Reg. High Sch. Dist., GO, NATL	5.375	08/01/15	595	614,504
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	5.875	06/01/18	250	250,943
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	6.000	06/01/25	1,150	1,152,047
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000	07/01/41	500	572,280
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,070,010
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.000	07/01/29	1,000	1,084,030
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500	07/01/38	2,000	2,103,600
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	4.650(a)	01/01/35	3,000	2,913,420
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000	01/01/43	3,000	3,160,770
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500	12/15/23	3,000	3,628,500
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875	12/15/38	3,000	3,393,210
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500	06/15/31	1,000	1,120,240

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	4.500%	06/01/23	3,160	$3,057,932
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	4.625	06/01/26	3,000	2,638,170

				31,543,245

New Mexico 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, GNMA, FNMA, FHLMC, AMT	5.500	07/01/35	530	552,228

New York 8.0%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375	07/15/43	750	805,875
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	6.000	05/01/33	1,000	1,141,920
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, BHAC	5.500	05/01/33	2,000	2,237,280
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500	11/15/28	2,500	2,979,225
Metropolitan Trans. Auth. Rev., Ser. D	5.250	11/15/40	2,000	2,116,820
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	5.000	08/01/22	2,000	2,090,000
New York City, Ser. E, GO	5.000	08/01/17	6,000	6,889,500
New York City, Ser. I-1, GO	5.250	04/01/28	2,000	2,300,100
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500	01/01/24	1,500	1,605,435
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750	06/15/40	1,000	1,123,990
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250	01/15/39	1,500	1,631,790
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250	07/15/37	3,000	3,269,490
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000	11/01/38	3,000	3,212,790
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,904,192
New York Liberty Dev. Corp., 7 World Trade Center Proj., Class 1, Rfdg.	5.000	09/15/40	1,000	1,065,370
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	6.000	07/01/14	470	477,313

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York St. Dorm. Auth. Rev., Fordham Univ.	5.000%	07/01/44	1,000	$1,057,890
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000	07/01/21	1,685	1,927,977
New York St. Dorm. Auth. Rev., NY Univ., Ser. A	5.000	07/01/43	1,500	1,608,630
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/20	2,100	2,492,889
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/21	2,000	2,372,720
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj., Ser. E	5.000	06/15/34	2,000	2,024,720
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	5.500	10/15/23	3,750	4,706,550
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. E	6.500	06/15/14	5	5,029
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	6.000	04/01/14	1,015	1,020,440
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	549,820
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan-Port Jefferson, AMT	5.250	06/01/27	1,000	1,005,590
Utility Debt Secur. Auth. Rev., Ser. TE	5.000	12/15/41	2,585	2,821,166

				56,444,511

North Carolina 1.9%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Rfdg., Carolinas, Ser. A	5.000	01/15/43	2,000	2,069,660
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC	6.000	01/01/18	1,000	1,187,130
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(c)	6.400	01/01/21	900	1,080,666
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(c)	6.500	01/01/18	2,635	3,209,904
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500	01/01/18	1,005	1,210,894
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC	6.000	01/01/19	430	477,283

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

North Carolina (cont’d.)
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded Date 01/01/22)(c)	6.000%	01/01/26	650	$832,923
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	5.000	06/01/42	3,500	3,673,530

				13,741,990

North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875	07/01/26	1,000	1,050,830

Ohio 3.8%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	5,690	4,898,976
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	3,500	2,918,510
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	1,250	1,111,350
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., FHA (Pre-refunded Date 01/01/15)(c)	7.625	01/01/22	1,020	1,079,425
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000	11/15/41	2,000	2,078,980
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,258,313
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	6.250	12/01/34	400	441,860
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.720(a)	12/01/19	1,720	1,558,303
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.000	11/15/41	750	842,318
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.500	11/15/37	875	1,023,330
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	5.250	08/01/41	800	821,224
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. FirstEnergy, Rfdg., Ser. C	5.625	06/01/18	500	554,820
Ohio St. Higher Ed. Facs., Comm., Case Western Resv. Univ., Ser. B	6.500	10/01/20	750	884,295
Ohio St. Higher Ed. Facs., Comm., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000	01/01/42	2,000	2,111,000

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Ohio St. Tpke. Comm., Jr. Lien - Infrastructure Pro., Ser. A-1	5.000%	02/15/48	2,350	$2,433,166
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. FirstEnergy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	5.875	06/01/33	500	542,305
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000	12/01/29	2,150	2,486,217

				27,044,392

Oklahoma 0.2%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	5.000	02/15/42	1,500	1,529,580

Oregon 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	5.000	11/15/33	3,500	3,888,850

Pennsylvania 2.4%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375	12/01/41	2,700	2,840,427
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125	06/01/41	2,000	2,089,120
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, AMBAC, AMT	4.625	12/01/18	3,500	3,549,140
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, AMBAC, AMT	5.000	12/01/15	3,000	3,082,590
Pennsylvania Tpke. Comm., Ser. C	5.000	12/01/43	1,225	1,276,793
Philadelphia Arpt. Rev., Rfdg., Ser. A, AMT	5.000	06/15/27	2,500	2,644,050
Philadelphia, Ser. B, AGC, GO (Pre-refunded Date 07/15/16)(c)	7.125	07/15/38	1,500	1,740,495

				17,222,615

Puerto Rico 3.0%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750	07/01/37	1,260	946,298
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000	07/01/47	1,050	792,183
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	5.500	07/01/28	2,500	1,972,100

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. J (Pre-refunded Date 07/01/14)(c)	5.500%	07/01/23	1,320	$1,342,123
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. K	5.000	07/01/14	2,000	1,966,020
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. A, GO	5.500	07/01/39	2,000	1,541,600
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. C, GO	6.000	07/01/39	800	634,504
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., LIBOR, Ser. UU, FGIC	0.865(d)	07/01/31	5,000	2,559,150
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. A	6.750	07/01/36	1,000	732,350
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	5.250	07/01/40	2,000	1,327,980
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	6.750	07/01/36	1,000	834,670
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375	08/01/39	1,750	1,346,502
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750	08/01/37	1,600	1,296,096
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000	08/01/42	3,550	2,927,330
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000	08/01/43	750	543,015
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250	08/01/40	750	628,215

				21,390,136

Rhode Island 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000	05/15/39	2,000	2,253,620

South Carolina 1.3%
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.125	12/01/43	2,000	2,095,040
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.500	01/01/38	2,500	2,767,725
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.750	12/01/43	3,000	3,379,170
South Carolina Pub. Svc. Auth. Rev., Ser. E	5.000	12/01/48	750	777,503

				9,019,438

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%	06/01/27	1,000	$1,059,470
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	5.000	07/01/42	1,600	1,638,400

				2,697,870

Tennessee 0.7%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250	01/01/45	1,500	1,565,655
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	6.000(a)	01/01/35	1,000	291,810
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, AMT	5.750	07/01/25	1,000	1,113,400
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,115,460
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/25	1,000	1,078,590

				5,164,915

Texas 9.2%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, AMBAC	5.000	11/15/22	4,610	5,092,344
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125	11/15/29	2,000	2,246,420
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	5.400	10/01/29	1,000	34,990
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., AMT	5.400	05/01/29	1,500	41,235
Central Tex. Regl. Mobility Auth. Rev., Rfdg., Sr. Lien, Ser. A	5.000	01/01/43	500	496,190
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000	01/01/41	1,000	1,057,260
Clifton Higher Ed. Fin. Corp. Rev.	6.000	08/15/43	1,000	1,074,650
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, AMT, Rfdg.	5.000	11/01/35	7,000	7,114,660
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,021,800
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500	10/01/39	1,500	1,681,635

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%	11/01/36	3,000	$3,237,570
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500	07/01/39	1,000	1,111,360
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	575	625,548
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,044,300
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, AMT, Rfdg.	5.000	07/01/32	2,000	2,111,500
Houston Util. Sys. Rev., Rfdg., Comb., 1st Lien, Ser. A, AGC	5.250	11/15/33	1,510	1,668,913
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250	05/15/28	2,000	2,244,060
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(c)	5.750	05/15/28	2,680	2,861,275
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(c)	5.750	05/15/28	235	250,656
Lower Colo. Riv. Auth. Tex. Rev., Unrefunded, Rfdg.	5.750	05/15/28	290	305,573
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000	01/01/38	1,000	1,107,260
North Tex. Twy. Auth. Rev., First Tier, Rfdg., Ser. A	5.750	01/01/40	1,500	1,634,340
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250	01/01/39	1,500	1,680,045
North Tex. Twy. Auth. Rev., Second Tier, Rfdg., Ser. F	5.750	01/01/38	2,500	2,654,225
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500	09/01/41	1,000	1,099,860
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	6.150	08/01/22	1,000	27,490
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(c)	5.000	02/01/21	5,000	5,446,650
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625	12/15/17	1,470	1,651,148
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.863(d)	12/15/26	1,500	1,241,445
Texas Mun. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.	5.000	12/15/32	1,000	1,017,740
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000	06/30/40	2,500	2,823,250
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, AMT	6.750	06/30/43	500	545,795
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, AMT	7.000	12/31/38	1,500	1,670,745

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Texas St. Trans. Comm. Tpke. Sys. Rev., First Tier, Ser. A, Rfdg.	5.000%	08/15/41	3,000	$3,030,870
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250	12/01/23	2,500	2,989,850

				64,942,652

Utah 0.8%
Intermountain Power Agcy., Utah Pwr., Supply Rev., Rfdg., Ser. A, AMBAC(c)	5.000	07/01/17	5,000	5,717,800

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A (Pre-refunded Date 10/01/2014)(c)	5.250	10/01/21	1,500	1,544,535

Virginia 1.4%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,000	2,108,640
Prince William Cnty. Indl. Dev. Auth., Rfdg., Novant Hlth. Oblig. Group, Ser. B	4.000	11/01/46	1,250	1,099,988
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(c)	5.250	07/15/17	2,785	3,048,962
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250	07/15/17	2,225	2,360,480
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(c)	5.625	06/01/37	1,000	1,067,570

				9,685,640

Washington 3.4%
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. B, AMT	5.000	09/01/26	1,115	1,223,813
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. C, AMT	5.000	02/01/24	2,500	2,737,075
Port of Seattle Rev., Rfdg., Intermediate Lien, XLCA	5.000	02/01/28	3,000	3,178,170
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev.	5.750	12/01/35	625	653,006
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	5.000	06/01/21	2,665	2,922,492

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	5.000%	06/01/22	2,570	$2,814,664
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500	07/01/30	1,115	1,198,748
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded Date 10/01/16)(c)	5.000	10/01/36	85	95,129
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000	10/01/39	3,500	3,614,800
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital	5.625	10/01/38	1,250	1,399,787
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000	10/01/42	2,000	2,070,520
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(c)	6.250	11/15/41	1,500	1,941,720

				23,849,924

Wisconsin 0.3%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	5.750	05/01/33	2,000	2,241,740

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	548,550

TOTAL INVESTMENTS 97.9% (cost $657,192,126; Note 5)				691,944,839
Other assets in excess of liabilities(e) 2.1%				14,585,262

NET ASSETS 100.0%				$706,530,101

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

FGIC—Financial Guaranty Insurance Co.

FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

TCRS—Transferable Custodial Receipts

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on February 28, 2014.
(b)	Represents issuer in default on interest payments and/or principal repayment but the security is income producing.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 28, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2014	Unrealized (Depreciation)(1)
	Short Positions:
67	10 Year U.S. Treasury Notes	Jun. 2014	$8,305,579	$8,343,594	$(38,015)
142	U.S. Long Bonds	Mar. 2014	18,505,192	19,112,312	(607,120)

					$(645,135)

(1)	Cash of $529,000 has been segregated to cover requirement for open futures contracts as of February 28, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

28

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$691,944,839	$—
Other Financial Instruments*
Futures Contracts	(645,135)	—	—

Total	$(645,135)	$691,944,839	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2014 was as follows:

Transportation	22.3%
Healthcare	15.6
Power	10.6
General Obligation	10.5
Education	6.8
Special Tax/Assessment District	6.2
Lease Backed Certificate of Participation	5.2
Water & Sewer	4.7
Pre-Refunded	4.2
Tobacco	3.6
Corporate Backed IDB & PCR	2.4%
Other	2.4
Other Muni	2.0
Solid Waste/Resource Recovery	0.9
Tobacco Appropriated	0.4
Housing	0.1

97.9
Other assets in excess of liabilities	2.1

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker— variation margin	$645,135	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(346,437)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(465,451)

For the six months ended February 28, 2014, the Fund’s average value at trade date for futures short positions was $27,170,919.

See Notes to Financial Statements.

30

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$22,620	$—	$—	$22,620

	Collateral Amounts Pledged/(Received):
	Exchange-traded and cleared derivatives			—

	Net Amount			$22,620

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $657,192,126)	$691,944,839
Cash	4,695,334
Deposit with broker	529,000
Interest receivable	8,484,694
Receivable for Fund shares sold	2,158,342
Receivable for investments sold	1,554,639
Due from broker—variation margin	22,620
Prepaid expenses	4,983

Total assets	709,394,451

Liabilities
Payable for investments purchased	1,056,590
Payable for Fund shares reacquired	786,523
Dividends payable	342,012
Management fee payable	256,186
Accrued expenses	208,252
Distribution fee payable	151,173
Affiliated transfer agent fee payable	34,352
Deferred directors’ fees	29,262

Total liabilities	2,864,350

Net Assets	$706,530,101

Net assets were comprised of:
Common stock, at par	$474,895
Paid-in capital in excess of par	677,891,719

678,366,614
Undistributed net investment income	1,122,126
Accumulated net realized loss on investment transactions	(7,066,217)
Net unrealized appreciation on investments	34,107,578

Net assets, February 28, 2014	$706,530,101

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($631,925,326 ÷ 42,483,698 shares of common stock issued and outstanding)	$14.87
Maximum sales charge (4.00% of offering price)	0.62

Maximum offering price to public	$15.49

Class B
Net asset value, offering price and redemption price per share ($32,684,835 ÷ 2,190,989 shares of common stock issued and outstanding)	$14.92

Class C
Net asset value, offering price and redemption price per share ($24,356,389 ÷ 1,633,066 shares of common stock issued and outstanding)	$14.91

Class Z
Net asset value, offering price and redemption price per share ($17,563,551 ÷ 1,181,786 shares of common stock issued and outstanding)	$14.86

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$17,022,381

Expenses
Management fee	1,672,940
Distribution fee—Class A	940,968
Distribution fee—Class B	80,424
Distribution fee—Class C	125,464
Transfer agent’s fees and expenses (including affiliated expenses of $60,000)	247,000
Custodian’s fees and expenses	68,000
Registration fees	31,000
Shareholders’ reports	25,000
Audit fee	16,000
Legal fees and expenses	13,000
Directors’ fees	12,000
Insurance	6,000
Miscellaneous	8,067

Total expenses	3,245,863
Less: Custodian fee credit	(284)
Distribution fee waiver—Class A	(156,829)

Net expenses	3,088,750

Net investment income	13,933,631

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investment transactions	(1,690,660)
Futures transactions	(346,437)

(2,037,097)

Net change in unrealized appreciation (depreciation) on:
Investments	34,365,429
Futures	(465,451)

33,899,978

Net gain on investment transactions	31,862,881

Net Increase In Net Assets Resulting From Operations	$45,796,512

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,933,631	$29,805,431
Net realized gain (loss) on investment transactions	(2,037,097)	1,674,364
Net change in unrealized appreciation (depreciation) on investments	33,899,978	(73,167,257)

Net increase (decrease) in net assets resulting from operations	45,796,512	(41,687,462)

Dividends from net investment income (Note 1)
Class A	(12,400,919)	(26,381,829)
Class B	(595,644)	(1,238,056)
Class C	(401,666)	(962,453)
Class Z	(370,229)	(1,010,813)

	(13,768,458)	(29,593,151)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,595,570	50,887,230
Net asset value of shares issued in reinvestment of dividends	11,248,058	23,598,019
Cost of shares reacquired	(63,167,715)	(126,325,999)

Net decrease in net assets from Fund share transactions	(37,324,087)	(51,840,750)

Total decrease	(5,296,033)	(123,121,363)

Net Assets:
Beginning of period	711,826,134	834,947,497

End of period(a)	$706,530,101	$711,826,134

(a) Includes undistributed net investment income of:	$1,122,126	$956,953

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

36

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During

38

the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting agreements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividend from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.

For the six months ended February 28, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $28,568 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $9,290, $37,970 and $1,375 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

40

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2014, were $35,613,124 and $77,985,281, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$655,776,141

Appreciation	$47,833,375
Depreciation	$(11,664,677)

Net Unrealized Appreciation	$36,168,698

The differences between book basis and tax basis was primarily attributable to differences in the treatment of accreting market discount for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $1,558,000 of its post-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2013. Additionally, post-enactment capital losses that are carried forward will retain their character as either

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,688,000

Pre-Enactment Losses:
Expiring 2016	$225,000
Expiring 2017	35,000
Expiring 2018	3,328,000
Expiring 2019	1,158,000

$4,746,000

The Fund elected to treat post-October capital losses of approximately $231,000, as having been incurred in the following fiscal year (August 31, 2014).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

42

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	712,669	$10,396,508
Shares issued in reinvestment of dividends	691,212	10,095,690
Shares reacquired	(3,485,264)	(50,635,571)

Net increase (decrease) in shares outstanding before conversion	(2,081,383)	(30,143,373)
Shares issued upon conversion from Class B and Class Z	33,731	483,595
Shares reacquired upon conversion into Class Z	(25,951)	(378,936)

Net increase (decrease) in shares outstanding	(2,073,603)	$(30,038,714)

Year ended August 31, 2013:
Shares sold	1,570,273	$24,553,781
Shares issued in reinvestment of dividends	1,359,812	20,951,662
Shares reacquired	(6,104,624)	(93,715,717)

Net increase (decrease) in shares outstanding before conversion	(3,174,539)	(48,210,274)
Shares issued upon conversion from Class B and Class Z	99,678	1,543,544
Shares reacquired upon conversion into Class Z	(30,518)	(471,743)

Net increase (decrease) in shares outstanding	(3,105,379)	$(47,138,473)

Class B
Six months ended February 28, 2014:
Shares sold	102,282	$1,492,941
Shares issued in reinvestment of dividends	32,336	473,733
Shares reacquired	(217,507)	(3,168,325)

Net increase (decrease) in shares outstanding before conversion	(82,889)	(1,201,651)
Shares reacquired upon conversion into Class A	(33,286)	(478,669)

Net increase (decrease) in shares outstanding	(116,175)	$(1,680,320)

Year ended August 31, 2013:
Shares sold	510,497	$7,984,730
Shares issued in reinvestment of dividends	64,006	988,312
Shares reacquired	(423,317)	(6,469,949)

Net increase (decrease) in shares outstanding before conversion	151,186	2,503,093
Shares reacquired upon conversion into Class A	(99,313)	(1,542,532)

Net increase (decrease) in shares outstanding	51,873	$960,561

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2014:
Shares sold	92,452	$1,342,577
Shares issued in reinvestment of dividends	23,563	345,070
Shares reacquired	(322,820)	(4,701,725)

Net increase (decrease) in shares outstanding before conversion	(206,805)	(3,014,078)
Shares reacquired upon conversion into Class Z	(3,895)	(56,439)

Net increase (decrease) in shares outstanding	(210,700)	$(3,070,517)

Year ended August 31, 2013:
Shares sold	496,520	$7,768,873
Shares issued in reinvestment of dividends	50,981	787,834
Shares reacquired	(801,425)	(12,232,338)

Net increase (decrease) in shares outstanding before conversion	(253,924)	(3,675,631)
Shares reacquired upon conversion into Class Z	(7,255)	(114,825)

Net increase (decrease) in shares outstanding	(261,179)	$(3,790,456)

Class Z
Six months ended February 28, 2014:
Shares sold	93,900	$1,363,544
Shares issued in reinvestment of dividends	22,859	333,565
Shares reacquired	(322,463)	(4,662,094)

Net increase (decrease) in shares outstanding before conversion	(205,704)	(2,964,985)
Shares issued upon conversion from Class A and Class C	29,881	435,375
Shares reacquired upon conversion into Class A	(342)	(4,926)

Net increase (decrease) in shares outstanding	(176,165)	$(2,534,536)

Year ended August 31, 2013:
Shares sold	672,843	$10,579,846
Shares issued in reinvestment of dividends	56,491	870,211
Shares reacquired	(911,669)	(13,907,995)

Net increase (decrease) in shares outstanding before conversion	(182,335)	(2,457,938)
Shares issued upon conversion from Class A and Class C	38,769	586,568
Shares reacquired upon conversion into Class A	(69)	(1,012)

Net increase (decrease) in shares outstanding	(143,635)	$(1,872,382)

44

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

Prudential National Muni Fund, Inc.	45

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012		2011	2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.21		$15.60	$14.67		$15.04	$14.42		$14.41
Income (loss) from investment operations:
Net investment income	.29		.57	.58		.61	.60		.60
Net realized and unrealized gain (loss) on investment transactions	.66		(1.40)	.93		(.38)	.62		.01
Total from investment operations	.95		(.83)	1.51		.23	1.22		.61
Less Dividends:
Dividends from net investment income	(.29)		(.56)	(.58)		(.60)	(.60)		(.60)
Capital Contributions(f):	-		-	-		-	-	(g)	-
Net asset value, end of period	$14.87		$14.21	$15.60		$14.67	$15.04		$14.42
Total Return(a):	6.70%		(5.53)%	10.51%		1.70%	8.65%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$631,925		$633,370	$743,356		$712,894	$797,627		$774,235
Average net assets (000)	$632,512		$724,250	$728,734		$730,143	$783,622		$658,247
Ratios to average net assets:
Expenses after waivers	.85%	(d)	.82%	.84%		.84%	.82%		.84%	(b)
Expenses before waivers	.90%	(d)	.87%	.89%		.89%	.87%		.89%	(b)
Net investment income	4.00%	(d)	3.67%	3.85%		4.20%	4.11%		4.38%
Portfolio turnover rate	5%	(c)(e)	16% (c)	30%	(c)	12% (c)	30%	(c)	37%	(c)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .82%.

(c) The portfolio turnover rate including variable rate demand notes was 7%, 25%, 47%, 27%, 50% and 61% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d) Annualized.

(e) Not Annualized.

(f) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(g) Less than $.005 per share.

See Notes to Financial Statements.

46

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012		2011	2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.26		$15.64	$14.71		$15.08	$14.46		$14.45
Income (loss) from investment operations:
Net investment income	.27		.53	.54		.57	.57		.57
Net realized and unrealized gain (loss) on investment transactions	.66		(1.38)	.93		(.37)	.62		-	(g)
Total from investment operations	.93		(.85)	1.47		.20	1.19		.57
Less Dividends:
Dividends from net investment income	(.27)		(.53)	(.54)		(.57)	(.57)		(.56)
Capital Contributions(f):	-		-	-		-	-	(g)	-
Net asset value, end of period	$14.92		$14.26	$15.64		$14.71	$15.08		$14.46
Total Return(a):	6.55%		(5.67)%	10.22%		1.45%	8.37%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,685		$32,891	$35,275		$29,062	$33,899		$39,395
Average net assets (000)	$32,436		$36,454	$30,761		$29,821	$35,348		$32,332
Ratios to average net assets:
Expenses after waiver	1.10%	(d)	1.07%	1.09%		1.09%	1.07%		1.09%	(b)
Expenses before waiver	1.10%	(d)	1.07%	1.09%		1.09%	1.07%		1.09%	(b)
Net investment income	3.75%	(d)	3.43%	3.59%		3.95%	3.86%		4.12%
Portfolio turnover rate	5%	(c)(e)	16% (c)	30%	(c)	12% (c)	30%	(c)	37%	(c)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.07%.

(c) The portfolio turnover rate including variable rate demand notes was 7%, 25%, 47%, 27%, 50% and 61% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d) Annualized.

(e) Not Annualized.

(f) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	47

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012		2011	2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.25		$15.64	$14.71		$15.08	$14.46		$14.44
Income (loss) from investment operations:
Net investment income	.24		.45	.47		.51	.53		.53
Net realized and unrealized gain (loss) on investment transactions	.66		(1.39)	.93		(.37)	.62		.02
Total from investment operations	.90		(.94)	1.40		.14	1.15		.55
Less Dividends:
Dividends from net investment income	(.24)		(.45)	(.47)		(.51)	(.53)		(.53)
Capital Contributions(f):	-		-	-		-	-	(g)	-
Net asset value, end of period	$14.91		$14.25	$15.64		$14.71	$15.08		$14.46
Total Return(a):	6.29%		(6.21)%	9.67%		1.03%	8.11%		4.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,356		$26,279	$32,917		$23,578	$25,131		$20,495
Average net assets (000)	$25,301		$33,348	$27,680		$22,705	$22,839		$13,974
Ratios to average net assets:
Expenses after waiver	1.60%	(d)	1.57%	1.59%		1.50%	1.32%		1.34%	(b)
Expenses before waiver	1.60%	(d)	1.57%	1.59%		1.59%	1.57%		1.59%	(b)
Net investment income	3.25%	(d)	2.90%	3.09%		3.54%	3.61%		3.88%
Portfolio turnover rate	5%	(c)(e)	16% (c)	30%	(c)	12% (c)	30%	(c)	37%	(c)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.32%.

(c) The portfolio turnover rate including variable rate demand notes was 7%, 25%, 47%, 27%, 50% and 61% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d) Annualized.

(e) Not Annualized.

(f) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(g) Less than $.005 per share.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012		2011	2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.20		$15.58	$14.66		$15.03	$14.41		$14.40
Income (loss) from investment operations:
Net investment income	.31		.60	.62		.64	.64		.63
Net realized and unrealized gain (loss) on investment transactions	.66		(1.38)	.92		(.37)	.62		.01
Total from investment operations	.97		(.78)	1.54		.27	1.26		.64
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.60)	(.62)		(.64)	(.64)		(.63)
Capital Contributions(f):	-		-	-		-	-	(g)	-
Net asset value, end of period	$14.86		$14.20	$15.58		$14.66	$15.03		$14.41
Total Return(a):	6.83%		(5.24)%	10.73%		1.94%	8.93%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,564		$19,286	$23,399		$18,618	$13,717		$13,016
Average net assets (000)	$17,775		$26,027	$20,614		$14,090	$12,616		$7,357
Ratios to average net assets:
Expenses after waiver	.60%	(d)	.57%	.59%		.59%	.57%		.59%	(b)
Expenses before waiver	.60%	(d)	.57%	.59%		.59%	.57%		.59%	(b)
Net investment income	4.25%	(d)	3.90%	4.09%		4.45%	4.36%		4.62%
Portfolio turnover rate	5%	(c)(e)	16% (c)	30%	(c)	12% (c)	30%	(c)	37%	(c)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .57%.

(c) The portfolio turnover rate including variable rate demand notes was 7%, 25%, 47%, 27%, 50% and 61% for the six months ended February 28, 2014 and for the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(d) Annualized.

(e) Not Annualized.

(f) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0260377-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014